SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
SCHEDULE OF REVENUE AND ASSETS BY GEOGRAPHICAL AREAS

The Company had no inter-segment sales for the periods presented. Summarized financial information concerning the Company’s reportable segments is shown as below:

By Geography:

	For the year ended December 31, 2022
	Nevada	Labuan	Malaysia	Total

Revenue	$-	$-	$3,239	$3,239
Cost of revenue	-	-	-	-
Depreciation and amortization	-	-	-	-
Net loss before taxation	(153,513)	(17,122)	(42,118)	(212,753)

Total assets	$-	$31,412	$664,970	$696,382

	For the year ended December 31, 2021
	Nevada	Labuan	Malaysia	Total

Revenue	$-	$-	$8,137	$8,137
Cost of revenue	-	-	-	-
Depreciation and amortization	-	-	-	-
Net profit/(loss) before taxation	(87,800)	20,070	7,246	(60,484)

Total assets	$-	$563,141	$55,108	$618,249